Guarantees	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Guarantees [Abstract]
Guarantees

14. Product Warranties

In the normal course of business, the Company provides its customers product warranties covering workmanship, and in some cases materials, on products manufactured by the Company. Such product warranties generally provide that products will be free from defects for periods ranging from 12 months to 60 months with certain equipment having longer-term warranties. If a product fails to comply with the Company’s warranty, the Company may be obligated, at its expense, to correct any defect by repairing or replacing such defective products. The Company provides for an estimate of costs that may be incurred under its warranty at the time product revenue is recognized. These costs primarily include labor and materials, as necessary, associated with repair or replacement. The primary factors that affect its warranty liability include the number of units shipped and historical and anticipated warranty claims. As these factors are impacted by actual experience and future expectations, the Company assesses the adequacy of its recorded warranty liability and adjusts the amounts as necessary.

Below is a table summarizing the product warranties activity for the six months ended June 30, 2016 and for the twelve months ended December 31, 2015:

(in millions)	June 30, 2016	December 31, 2015
Balance at the beginning of the period	$40.0	$42.0
Accruals for warranties issued	12.3	24.2
Settlements made (in cash or in kind)	(15.5)	(25.2)
Currency translation impact	(0.2)	(1.0)

Balance at the end of the period	$36.6	$40.0

The Company also offers extended warranties, which are recorded as deferred revenue and are amortized to income on a straight-line basis over a period equal to that of the warranty period. The deferred revenue on warranties included in other current and non-current liabilities at June 30, 2016 and December 31, 2015, was $5.5 million and $5.7 million, respectively. Removing deferred revenue from the ending balances detailed above, the total amount of product warranties at June 30, 2016 and December 31, 2015, was $31.1 million and $34.3 million, respectively.

17. Guarantees

In the normal course of business, MFS provides its customers a warranty covering workmanship, and in some cases materials, on products manufactured by the Company. Such warranty generally provides that products will be free from defects for periods ranging from 12 months to 60 months with certain equipment having longer-term warranties. If a product fails to comply with MFS’ warranty, we may be obligated, at our expense, to correct any defect by repairing or replacing such defective products. MFS provides for an estimate of costs that may be incurred under its warranty at the time product revenue is recognized. These costs primarily include labor and materials, as necessary, associated with repair or replacement. The primary factors that affect our warranty liability include the number of units shipped and historical and anticipated warranty claims. As these factors are impacted by actual experience and future expectations, we assess the adequacy of our recorded warranty liability and adjust the amounts as necessary. Below is a table summarizing the warranty activity for the years ended December 31, 2015 and 2014:

(in millions)	2015	2014
Balance at beginning of period	$42.0	$38.3
Accruals for warranties issued during the period	24.2	27.9
Divestiture	—	(23.7)
Settlements made (in cash or in kind) during the period	(25.2)	(0.5)
Currency translation	(1.0)	—

Balance at end of period	$40.0	$42.0

MFS also offers extended warranties, which are recorded as deferred revenue and are amortized to income on a straight-line basis over a period equal to that of the warranty period. The deferred revenue on warranties included in other current and non-current liabilities at December 31, 2015 and December 31, 2014, was $5.7 million and $5.4 million, respectively.